Goodwill (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill
Schedule of changes in goodwill

The following table presents the changes in goodwill allocated to the reportable segments (in millions):

	Communications Test &	Advanced Optical
	Measurement	Technologies	Total
Balance as of July 3, 2010 (1)	$57.7	$8.3	$66.0
Goodwill from Acquisition	—	—	—
Adjustments primarily including currency translation adjustments related to the NSD Acquisition	1.4	—	1.4
Balance as of July 2, 2011 (2)	$59.1	$8.3	$67.4
Goodwill from Dyaptive Acquisition (3)	2.0	—	2.0
Adjustments primarily including currency translation adjustments related to the NSD Acquisition	(0.7)	—	(0.7)
Balance as of June 30, 2012 (4)	$60.4	$8.3	$68.7

(1)         Gross goodwill balances for CCOP, CommTest, and AOT were $5,111.3 million, $540.8 million, and $92.8 million, respectively as of July 3, 2010.

Accumulated impairment for CCOP, CommTest, and AOT were $5,111.3 million, $483.1 million, and $84.5 million, respectively as of July 3, 2010.

(2)         Gross goodwill balances for CCOP, CommTest, and AOT were $5,111.3 million, $542.2 million, and $92.8 million, respectively as of July 2, 2011.

Accumulated impairment for CCOP, CommTest, and AOT were $5,111.3 million, $483.1 million, and $84.5 million, respectively as of July 2, 2011.

(3)         See “Note 5. Mergers and Acquisitions” of the Notes to Consolidated Financial Statements for detail.

(4)         Gross goodwill balances for CCOP, CommTest, and AOT were $5,111.3 million, $543.5 million, and $92.8 million, respectively as of June 30, 2012.

Accumulated impairment for CCOP, CommTest, and AOT were $5,111.3 million, $483.1 million, and $84.5 million, respectively as of June 30, 2012.

Schedule of gross goodwill and accumulated impairment balances

The following table presents gross goodwill and accumulated impairment balances for the fiscal years ended June 30, 2012, and July 2, 2011 (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Gross goodwill balance	$5,747.6	$5,746.3
Accumulated impairment losses	(5,678.9)	(5,678.9)
Net goodwill balance	$68.7	$67.4